Other Financial Liabilities - Non-current - Summary of Other Financial Liabilities Non-current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Categories of non-current financial liabilities [abstract]
Lease liabilities	₨ 1,561.7	$ 22.6	₨ 467.5
Derivative financial instruments	26,624.4	385.0	24,502.0
Liability towards employee separation scheme	791.0	11.4	852.2
Retention money, security deposits and others	511.7	7.4	2,065.7
Total	₨ 29,488.8	$ 426.4	₨ 27,887.4